RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

10.          RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the six months ended June 30, 2021 (unaudited) and 2022:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

10.          RELATED PARTY BALANCES AND TRANSACTIONS - continued

The Group entered into the following transactions with its related parties:

For the six months ended June 30, 2021 and 2022, services provided by the related parties were RMB 178,078 (unaudited) and RMB 318,246, respectively.

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Referral service fee charged by Yujie	101,715	221,380
Bandwidth service fee charged by Qihu	51,696	62,882
Brand fees charged by Qihu	—	23,584
Referral service fee charged by Qihu	12,273	880
Rental expenses charged by Hongying	5,696	7,340
Corporate expenses allocated from Qibutianxia	5,660	—
Others	1,038	2,180
Total	178,078	318,246

For the six months ended June 30, 2021 and 2022, services provided to the related parties were RMB 1,050,036 (unaudited) and RMB 787,157 respectively.

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Referral service fee charged from Kincheng Bank	—	108,757
Loan facilitation services fee charged from Jinshang	89,582	62,967
Loan facilitation services fee charged from Beijing Zixuan	37	—
Loan facilitation services fee charged from Kincheng Bank	852,625	289,961
Post-origination services fee charged from Jinshang	32,644	36,043
Post-origination services fee charged from Beijing Zixuan	56	—
Post-origination services fee charged from Kincheng Bank	62,042	268,747
Others	13,050	20,682
Total	1,050,036	787,157

Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng Bank is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Jinshang and Kincheng Bank. The amounts from Jinshang and Kincheng Bank represent the loan facilitation service, post-facilitation service and referral service fees charged from them.

The Company has held bank deposit with Kincheng Bank of Tianjin Co. Ltd (“Kinchen”) which amounted to RMB320,491 and RMB2,519,337 as December 31, 2021 and June 30, 2022. The related interest income was RMB29,312, RMB8,561(unaudited) and RMB31,996 for the year ended December 31, 2021, six months ended June 30, 2021 and 2022, respectively and interest receivable as of December 31, 2021 and June 30, 2022 was RMB1,244 and RMB21,835 respectively.

10.         RELATED PARTY BALANCES AND TRANSACTIONS - continued

As of December 31, 2021 and June 30, 2022, amounts due from related parties were RMB 978,175 and RMB 788,522, respectively, and details are as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Kincheng	771,335	572,272
Jinshang	194,123	200,965
Shareholders(1)	10,158	10,158
Beijing Zixuan	—	—
Others	2,559	5,127
Total	978,175	788,522
(1)	The balance represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

As of December 31, 2021 and June 30, 2022, amounts due to related parties were RMB 214,057 and RMB 178,687 respectively, and details are as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	127,688
Yujie	30,165	13,200
Others	29,737	36,143
Total	214,057	178,687

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB 11,803,492 and RMB 7,115,977 as of December 31, 2021 and June 30, 2022 respectively.

In September 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. As part of the arrangement, the Group is responsible to assist Hangzhou Qifei in meeting certain performance targets. The Group accounted for the equity investment using alternative measurement, and the carrying amount was nil since no capital contribution has been made as of December 31, 2021. The Company made investment of RMB 8,996 to Hangzhou Qifei during the six months ended June 30, 2022, the investment was fully impaired at the same period after considering the business forecast of the investee and the fair value of this equity investment. Thus, the carrying amount of Hangzhou Qifei is nil as of June 30, 2022. The Company is not obligated to fund its remaining unpaid share of registered capital of RMB 41,004 till June 30, 2028 and given the uncertainty with regards to the financial position of the investee, the probability of future contribution and the exact amount cannot be estimated, thus no additional liabilities are accrued as of June 30, 2022.

In October 2020, the Group established a company, Shanghai 360 Changfeng Technology, Co.,Ltd. (“360 Changfeng”) in Shanghai, China through Qiyu together with Shanghai Jiehu and an independent third party, Changfeng, to develop and build regional headquarter and the affiliated industrial park in Shanghai. Changfeng, Shanghai Jiehu and the Group each holds 30%, 30% and 40% of the equity interests of the 360 Changfeng, respectively. The shareholders execute their voting rights based on their equity interest and the stakeholders’ meeting will pass the resolutions with the approval of stakeholders representing more than half of the voting rights.

10.         RELATED PARTY BALANCES AND TRANSACTIONS - continued

In December 2021, the Group acquired the 30% equity interest held by Shanghai Jiehu and became the controlling shareholder of 360 Changfeng. The transaction is a business acquisition under common control as both Shanghai Jiehu and the Group is ultimately controlled by Mr. Zhou, and has been retrospectively reflected in the consolidated financial statements of the Company for all periods presented. The impact to prior year financials was inconsequential.

Pursuant to the agreement, the shareholders is obligated to contribute initial funding for acquisition of land use rights and funds required for subsequent developments will be mainly financed by external financings with any remaining shortfall funded by the shareholders ratably in proportion to their respective equity interest ownership.

As of December 31, 2021 and June 30, 2022, shareholders of the company have invested a total of RMB 1.0 billion, of which RMB 0.3 billion was funded by the Changfeng.

10.          RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the nine months ended September 30, 2021 and 2022:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd. (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

The Group entered into the following transactions with its related parties:

For the nine months ended September 30, 2021 and 2022, services provided by the related parties were RMB 341,793 and RMB445,061, respectively.

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Referral service fee charged by Yujie	217,889	298,069
Bandwidth service fee charged by Qihu	79,714	96,387
Brand fees charged by Qihu	11,792	35,376
Referral service fee charged by Qihu	16,760	1,251
Rental expenses charged by Hongying	8,561	10,967
Corporate expenses allocated from Qibutianxia	5,660	—
Others	1,417	3,011
Total	341,793	445,061

For the nine months ended September 30, 2021 and 2022, services provided to the related parties were RMB 1,702,734 and RMB1,016,463, respectively.

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Referral service fee charged from Kincheng Bank	—	109,000
Loan facilitation services fee charged from Kincheng Bank	1,303,832	349,553
Loan facilitation services fee charged from Jinshang	165,528	101,190
Loan facilitation services fee charged from Beijing Zixuan	37	—
Post-facilitation services fee charged from Kincheng Bank	169,274	364,455
Post-facilitation services fee charged from Jinshang	50,665	52,180
Post-facilitation services fee charged from Beijing Zixuan	56	—
Others	13,342	40,085
Total	1,702,734	1,016,463

Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng Bank is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Jinshang and Kincheng. Bank. The amounts from Jinshang and Kincheng Bank represent the loan facilitation service, post-facilitation service and referral service fees charged from them.

The Company has held bank deposit with Kincheng Bank which amounted to RMB320,491 and RMB2,825,298  as of December 31, 2021 and September 30, 2022. The related interest income was RMB11,954 and RMB63,553 for the nine months ended September 30, 2021 and 2022, respectively and interest receivable as of December 31, 2021 and September 30, 2022 was RMB79 and RMB 53,364, respectively.

As of December 31, 2021 and September 30, 2022, amounts due from related parties were RMB978,175 and RMB590,246, respectively, and details are as follows:

	December 31,	September 30,
	2021	2022
	RMB	RMB
Kincheng Bank	771,335	410,015
Jinshang	194,123	158,414
Shareholders (1)	10,158	3,614
Others	2,559	18,203
Total	978,175	590,246
(1)	The balance represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

As of December 31, 2021 and September 30, 2022, amounts due to related parties were RMB214,057 and RMB203,324 respectively, and details are as follows:

	December 31,	September 30,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	174,055
Yujie	30,165	11,340
Others	29,737	16,273
Total	214,057	203,324

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB11,803,492 and RMB4,417,883 as of December 31, 2021 and September 30, 2022 respectively.

In September, 2020, Beijing Qifei transferred to the Group part of its interest in Hangzhou Qifei, a joint venture company established by Beijing Qifei and an independent third party. After the transfer, Beijing Qifei and the Group hold 26% and 25% of the equity interest in the investee, respectively. As part of the arrangement, the Group is responsible to assist Hangzhou Qifei in meeting certain performance targets. The Group accounted for the equity investment using alternative measurement, and the carrying amount was nil since no capital contribution has been made as of December 31, 2021. The Company made investment of RMB8,996 to Hangzhou Qifei during the nine months ended September 30, 2022, and the investment was fully impaired at the same period after considering the business forecast of the investee and the fair value of this equity investment. Thus, the carrying amount of Hangzhou Qifei is nil as of September 30, 2022. The Company is not obligated to fund its remaining unpaid share of registered capital of RMB41,004 till June 30, 2028 and given the uncertainty with regards to the financial position of the investee, the probability of future contribution and the exact amount cannot be estimated, thus no additional liabilities are accrued as of September 30, 2022.

In October 2020, the Group established a company, 360 Changfeng in Shanghai, China through Qiyu together with Shanghai Jiehu and an independent third party, Changfeng, to develop and build regional headquarter and the affiliated industrial park in Shanghai. Changfeng, Shanghai Jiehu and the Group each holds 30%, 30% and 40% of the equity interests, respectively. The shareholders execute their voting rights based on their equity interest and the stakeholders’ meeting will pass the resolutions with the approval of stakeholders representing more than half of the voting rights.

In December 2021, the Group acquired the 30% equity interest held by Shanghai Jiehu and became the controlling shareholder of 360 Changfeng. The transaction is a business acquisition under common control as both Shanghai Jiehu and the Group is ultimately controlled by Mr. Zhou, and has been retrospectively reflected for all periods presented. The impact to prior year financials was inconsequential.

Pursuant to the agreement, the shareholders is obligated to contribute initial funding for acquisition of land use rights and funds required for subsequent developments will be mainly financed by external financings with any remaining shortfall funded by the shareholders ratably in proportion to their respective equity interest ownership.

As of December 31, 2021 and September 30, 2022, shareholders of the Company have invested a total of RMB1.0 billion, of which RMB0.3 billion was funded by the Changfeng.